General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2023
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses	General and administrative expenses as of June 30, 2023 and 2022 consisted of following:
	2023	2022
Employee compensation and benefits	$207,833	$142,900
Travel and communication expenses	31,916	18,146
Rent and utilities	30,454	22,071
Consulting fees	682,558	65,874
Insurance	13,680	12,971
Depreciation and amortization expenses	51,636	31,131
Sales tax	36,158	38,840
Entertainment	18,383	2,278
Office and miscellaneous	95,556	23,310
Total	$1,168,174	$357,521